Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplemental cash flow information:
Interest paid	$ 777	$ 3,417	$ 4,543	$ 3,220
Income taxes paid (refunded), net	2,420	128	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	10,455	4,178	$ 6,039	$ 5,961
Net noncash impact from the consolidation of properties previously held in an unconsolidated joint venture	312,826	0
Accrued offering costs	869	0
Accrued dividends on common stock	33,404	0
Accrued distributions to noncontrolling interests	$ 10,851	$ 0